INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventory

	2023	2022
	$ million	$ million
Raw materials and consumables	503	474
Work-in-progress	60	78
Finished goods and goods for resale	1,832	1,653
	2,395	2,205